Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICES

Financial Statement Presentation
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles
(U.S. GAAP) requires management to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from these estimates. Certain operating results have been classified as discontinued operations. See Note 3.

In the fourth quarter of 2012, the Company adopted updates to ASC 715, Compensation - Retirement Benefits, which require certain disclosures for entities participating in multiemployer benefit plans. The updates did not change current measurement and recognition guidance for multiemployer plan expense, and adoption had no impact on the Company's results of operations. See Note 10.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its controlled affiliates. Intercompany transactions, profits and balances are eliminated in consolidation. Investments of 20 percent to 50 percent of the voting shares of other entities are accounted for by the equity method. Investments in publicly-traded companies of less than 20 percent are carried at fair value, with changes in fair value reflected in accumulated other comprehensive income. Investments in nonpublicly traded companies of less than 20 percent are carried at cost.

Foreign Currency Translation
The functional currency for most of the Company's non-U.S. subsidiaries is the local currency. Adjustments resulting from translating local currency financial statements into U.S. dollars are reflected in accumulated other comprehensive income.

Cash Equivalents
Cash equivalents consist of highly liquid investments with original maturities of three months or less.

Inventories
Inventories are stated at the lower of cost or market. The majority of inventory is valued based on standard costs that approximate average costs, while the remainder is principally valued on a first-in, first-out basis. Cost standards are revised at the beginning of each fiscal year. The annual effect of resetting standards plus any operating variances incurred during each period are allocated between inventories and cost of sales.

Fair Value Measurements
ASC 820, Fair Value Measurement, established a formal hierarchy and framework for measuring certain financial statement items at fair value, and expanded disclosures about fair value measurements and the reliability of valuation inputs. Under ASC 820, measurement assumes the transaction to sell an asset or transfer a liability occurs in the principal or at least the most advantageous market for that asset or liability. Within the hierarchy, Level 1 instruments use observable market prices for the identical item in active markets and have the most reliable valuations. Level 2 instruments are valued through broker/dealer quotation or through market-observable inputs for similar items in active markets, including forward and spot prices, interest rates and volatilities. Level 3 instruments are valued using inputs not observable in an active market, such as company-developed future cash flow estimates, and are considered the least reliable. Valuations for all of Emerson's financial instruments fall within Level 2. The Company's long-term debt is Level 2, with the fair value estimated using current interest rates and pricing from financial institutions and other market sources for debt with similar maturities and characteristics. In the second quarter of 2012, Emerson adopted updates to ASC 820 which established common fair value measurement and disclosure requirements for U.S. GAAP and International Financial Reporting Standards. Adoption had an inconsequential impact on the Company's financial statements.

Property, Plant and Equipment
The Company records investments in land, buildings, and machinery and equipment at cost. Depreciation is computed principally using the straight-line method over estimated service lives, which for principal assets are 30 to 40 years for buildings and 8 to 12 years for machinery and equipment. Long-lived tangible assets are reviewed for impairment whenever events or changes in business circumstances indicate the carrying value of the assets may not be recoverable. Impairment losses are recognized based on estimated fair values if the sum of expected future undiscounted cash flows of the related assets is less than their carrying values.

Goodwill and Other Intangible Assets
Assets and liabilities acquired in business combinations are accounted for using the acquisition method and recorded at their respective fair values. Substantially all goodwill is assigned to the reporting unit that acquires a business. A reporting unit is an operating segment as defined in ASC 280, Segment Reporting, or a business one level below an operating segment if discrete financial information for that business unit is prepared and regularly reviewed by the segment manager. The Company conducts impairment tests of goodwill on an annual basis in the fourth quarter and between annual tests if events or circumstances indicate the fair value of a reporting unit may be less than its carrying value. If a reporting unit's carrying amount exceeds its estimated fair value, goodwill impairment is recognized to the extent that recorded goodwill exceeds the implied fair value of that goodwill. Estimated fair values of reporting units are Level 3 measures and are developed primarily under an income approach that discounts estimated future cash flows using risk-adjusted interest rates. In 2012, the Company adopted updates to ASC 350, Intangibles - Goodwill and Other, that allow in certain cases for an initial qualitative assessment of whether fair value exceeds carrying value for goodwill impairment testing.

All of the Company's identifiable intangible assets are subject to amortization. Identifiable intangibles consist of intellectual property such as patents and trademarks, customer relationships and capitalized software, and are amortized on a straight-line basis over their estimated useful lives. These intangibles are also subject to evaluation for potential impairment if events or circumstances indicate the carrying amount may not be recoverable. See Note 6.

Product Warranty
Warranties vary by product line and are competitive for the markets in which the Company operates. Warranties generally extend for a period of one to two years from the date of sale or installation. Provisions for warranty are determined primarily based on historical warranty cost as a percentage of sales or a fixed amount per unit sold based on failure rates, adjusted for specific problems that may arise. Product warranty expense is less than one percent of sales.

Revenue Recognition
The Company recognizes nearly all of its revenues through the sale of manufactured products and records the sale when products are shipped or delivered, and title passes to the customer with collection reasonably assured. In certain limited circumstances, revenue is recognized using the percentage-of-completion method as performance occurs, or in accordance with ASC 985-605 related to software. Management believes that all relevant criteria and conditions are considered when recognizing revenue.

Sales arrangements sometimes involve delivering multiple elements, including services such as installation. In these instances, the revenue assigned to each element is based on vendor-specific objective evidence, third-party evidence or a management estimate of the relative selling price. Revenue is recognized individually for delivered elements only if they have value to the customer on a stand-alone basis and the performance of the undelivered items is probable and substantially in the Company's control, or the undelivered elements are inconsequential or perfunctory and there are no unsatisfied contingencies related to payment. Approximately ten percent of the Company's revenues arise from qualifying sales arrangements that include the delivery of multiple elements, principally in the Network Power and Process Management segments. The vast majority of these deliverables are tangible products, with a small portion attributable to installation, service and maintenance. Selling prices are primarily determined using vendor-specific objective evidence. Generally, contract duration is short-term and cancellation, termination or refund provisions apply only in the event of contract breach and have historically not been invoked. The use of management estimated selling prices to allocate consideration in multiple deliverables arrangements became effective for the Company October 1, 2010. The impact of this change was inconsequential.

Derivatives and Hedging
In the normal course of business, the Company is exposed to changes in interest rates, foreign currency exchange rates and commodity prices due to its worldwide presence and diverse business profile. Emerson's foreign currency exposures primarily relate to transactions denominated in euros, Mexican pesos, Canadian dollars and Chinese renminbi. Primary commodity exposures are price fluctuations on forecasted purchases of copper and aluminum and related products. As part of the Company's risk management strategy, derivative instruments are selectively used in an effort to minimize the impact of these exposures. Foreign exchange forwards and options are utilized to hedge foreign currency exposures impacting sales or cost of sales transactions, firm commitments and the fair value of assets and liabilities, while swap and option contracts are used to minimize the effect of commodity price fluctuations on the cost of sales. All derivatives are associated with specific underlying exposures and the Company does not hold derivatives for trading or speculative purposes. The duration of hedge positions is generally two years or less and amounts currently hedged beyond 18 months are not significant.

All derivatives are accounted for under ASC 815, Derivatives and Hedging, and recognized at fair value. For derivatives hedging variability in future cash flows, the effective portion of any gain or loss is deferred in stockholders' equity and recognized in earnings when the underlying hedged transaction impacts earnings. The majority of the Company's derivatives that are designated as hedges and qualify for deferral accounting are cash flow hedges. For derivatives hedging the fair value of existing assets or liabilities, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item are recognized in earnings each period. Currency fluctuations on non-U.S. dollar obligations that have been designated as hedges of non-U.S. dollar net asset exposures are reported in equity. To the extent that any hedge is not fully effective at offsetting cash flow or fair value changes in the underlying hedged item, there could be a net earnings impact. The Company also uses derivatives to hedge economic exposures that do not receive deferral accounting under ASC 815. The underlying exposures for these hedges relate primarily to purchases of commodity-based components used in the Company's manufacturing processes, and the revaluation of certain foreign-currency-denominated assets and liabilities. Gains or losses from the ineffective portion of any hedge, as well as any gains or losses on derivative instruments not designated as hedges, are recognized in the income statement immediately.

The Company has bilateral collateral arrangements with derivatives counterparties for which credit rating-based posting thresholds vary depending on the arrangement. If credit ratings on the Company's debt fall below preestablished levels, counterparties can require immediate full collateralization on all instruments in net liability positions. Similarly, Emerson can demand full collateralization should any of the Company's counterparties' credit ratings fall below certain thresholds. Counterparties to derivative arrangements are companies with high credit ratings. Risk from credit loss when derivatives are in asset positions is considered immaterial. The Company has master netting arrangements in place with its counterparties that allow the offsetting of certain derivative-related amounts receivable and payable when settlement occurs in the same period. Accordingly, counterparty balances are netted in the consolidated balance sheet. Net values of contracts are reported in other current assets or accrued expenses as appropriate depending on positions with counterparties as of the balance sheet date. See Note 7.

Income Taxes
The provision for income taxes is based on pretax income reported in the consolidated statements of earnings and tax rates currently enacted in each jurisdiction. Certain income and expense items are recognized in different time periods for financial reporting and income tax filing purposes, and deferred income taxes are provided for the effect of temporary differences. The Company also provides for U.S. federal income taxes, net of available foreign tax credits, on earnings intended to be repatriated from non-U.S. locations. No provision has been made for U.S. income taxes on approximately $6.3 billion of undistributed earnings of non-U.S. subsidiaries as of September 30, 2012, as these earnings are considered permanently invested or otherwise indefinitely retained for continuing international operations. Recognition of U.S. taxes on undistributed non-U.S. earnings would be triggered by a management decision to repatriate those earnings, although there is no current intention to do so. Determination of the amount of taxes that might be paid on these undistributed earnings if eventually remitted is not practicable. See Note 13.

Comprehensive Income
Comprehensive income is primarily composed of net earnings plus changes in foreign currency translation, pension and postretirement adjustments, and the effective portion of changes in the fair value of cash flow hedges. Accumulated other comprehensive income, net of tax (a component of equity), consists of foreign currency translation credits of $466 and $671, deferred pension and postretirement charges of $1,213 and $1,164 and cash flow hedges and other credits of $16 and charges of $69, respectively, at September 30, 2012 and 2011. Accumulated other comprehensive income attributable to noncontrolling interests in subsidiaries consists primarily of earnings, plus foreign currency translation.